COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF REDUCTION IN FORCE/RESTRUCTURING ACTIVITY

The following table summarizes the Reduction in Force/Restructuring activity and ending balance at December 31, 2024 and 2023 for the remaining severance payments included in accrued expenses in the consolidated balance sheet:

Accrued Restructuring Costs
January 1, 2023 Beginning balance	$—
Restructuring costs incurred	1,004,033
Restructuring costs paid	(572,628)
Restructuring costs reversed	(129,760)
December 31, 2023 ending balance	$301,645
Restructuring costs paid	(301,645)
December 31, 2024 ending balance	$—